INCOME TAX (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Increase in valuation allowance	$ 1.2	$ 0.5
California Franchise Tax Board [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	$ 2.8
Net operating loss carryforwards expiration	expire after twenty years
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	$ 2.8